Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Non-Controlling Interests [Abstract]
Summarised financial information of joint venture	Summarised financial
information available at the latest practicable date in respect of the ViiV Healthcare sub-group is as follows:

	2025 £m	2024 £m	2023 £m
Turnover	7,458	7,023	6,308
Profit after taxation	2,862	1,619	2,034
Other comprehensive income/(expense)	(11)	7	(19)
Total comprehensive income	2,851	1,626	2,015

	2025 £m	2024 £m
Non-current assets	2,571	2,649
Current assets	3,710	3,479
Total assets	6,281	6,128

Current liabilities	(4,321)	(4,218)
Non-current liabilities	(7,486)	(8,566)
Total liabilities	(11,807)	(12,784)
Net liabilities	(5,526)	(6,656)

	2025 £m	2024 £m	2023 £m
Net cash inflow from operating activities	3,042	2,554	2,192
Net cash outflow from investing activities	(149)	(106)	(2)
Net cash outflow from financing activities	(2,452)	(2,518)	(2,463)
Increase/(decrease) in cash and bank overdrafts in the year	441	(70)	(273)

Schedule of amount attributable to joint venture included in GSK's consolidated statement of comprehensive income, consolidated statement of changes in equity and consolidated balance sheet	The following amounts attributable to the ViiV Healthcare group are included in GSK’s consolidated financial statements:

	2025 £m	2024 £m	2023 £m
Share of profit for the year attributable to non-controlling interest	552	357	373
Dividends paid to non-controlling interest	374	392	398
Non-controlling interest in the consolidated balance sheet	(515)	(683)	(648)